UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22649

Name of Fund:  iShares U.S. ETF Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2025

Date of reporting period: 01/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

iShares U.S. Consumer Focused ETF

IEDI | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Consumer Focused ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Focused ETF	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	15.76%	27.58%	14.27%	14.30%
S&P Total Market Index...
	10.35	26.28	14.50	13.53

Key Fund statistics

Net Assets...
$33,795,445
Number of Portfolio Holdings...
181
Portfolio Turnover Rate...
7%

The inception date of the Fund was March 21, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialty Retail...
32.9%
Consumer Staples Distribution & Retail...
22.6
Hotels, Restaurants & Leisure...
16.9
Broadline Retail...
10.2
Textiles, Apparel & Luxury Goods...
2.8
Entertainment...
2.3
Interactive Media & Services...
2.2
Financial Services...
2.1
Commercial Services & Supplies...
1.3
Ground Transportation...
1.0
OtherFootnote Reference(b)...
5.7
Security	Percent of Total InvestmentsFootnote Reference(a)
Home Depot, Inc. (The)...
11.9%
Amazon.com, Inc...
9.5
Costco Wholesale Corp...
8.7
Walmart, Inc...
8.4
TJX Cos., Inc. (The)...
4.6
Lowe's Cos., Inc...
4.0
Chipotle Mexican Grill, Inc...
2.7
O'Reilly Automotive, Inc...
2.1
Starbucks Corp...
1.9
Meta Platforms, Inc., Class A...
1.9

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Focused ETF

Semi-Annual Shareholder Report — January 31, 2025

IEDI-01/25-SAR

iShares U.S. Tech Independence Focused ETF

IETC | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Tech Independence Focused ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Independence Focused ETF	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	16.78%	34.70%	21.48%	20.98%
S&P Total Market Index...
	10.35	26.28	14.50	13.53

Key Fund statistics

Net Assets...
$456,219,506
Number of Portfolio Holdings...
122
Portfolio Turnover Rate...
17%

The inception date of the Fund was March 21, 2018.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
32.2%
Semiconductors & Semiconductor Equipment...
23.4
Broadline Retail...
9.0
IT Services...
7.9
Interactive Media & Services...
6.6
Communications Equipment...
3.9
Technology Hardware, Storage & Peripherals...
3.8
Financial Services...
2.6
Capital Markets...
2.6
Professional Services...
2.1
OtherFootnote Reference(b)...
5.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Broadcom, Inc...
12.8%
Amazon.com, Inc...
9.0
NVIDIA Corp...
7.4
Microsoft Corp...
7.1
Palantir Technologies, Inc., Class A...
4.5
Salesforce, Inc...
4.1
Accenture plc, Class A...
3.3
Apple, Inc...
3.2
Oracle Corp...
2.7
Alphabet, Inc., Class A...
2.4

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Tech Independence Focused ETF

Semi-Annual Shareholder Report — January 31, 2025

IETC-01/25-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares U.S. ETF Trust
iShares U.S. Consumer Focused ETF | IEDI | Cboe BZX Exchange
iShares U.S. Tech Independence Focused ETF | IETC | Cboe BZX Exchange

Table of Contents
Page

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.3%
FedEx Corp. ....................... 122 $ 32,314
United Parcel Service, Inc. , Class B ....... 471 53,802
86,116
Beverages — 0.3%
Brown-Forman Corp. , Class B, NVS ....... 393 12,973
Constellation Brands, Inc. , Class A ........ 447 80,818
93,791
Broadline Retail — 10.1%
Amazon.com, Inc.
(a)
.................. 13,393 3,183,248
eBay, Inc. ......................... 1,198 80,841
Kohl's Corp. ....................... 1,196 15,799
Macy's, Inc. ....................... 1,875 29,213
Nordstrom, Inc. ..................... 1,075 26,015
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 781 87,089
3,422,205
Building Products — 0.1%
Masco Corp. ....................... 361 28,620
Capital Markets — 0.2%
CBOE Global Markets, Inc. ............. 98 20,025
Robinhood Markets, Inc. , Class A
(a)
........ 914 47,482
67,507
Commercial Services & Supplies — 1.3%
Cintas Corp. ....................... 900 180,513
Copart, Inc.
(a)
...................... 2,713 157,164
RB Global, Inc. ..................... 302 27,023
Rollins, Inc. ........................ 1,417 70,142
434,842
Consumer Finance — 0.1%
FirstCash Holdings, Inc. ............... 206 22,485
Consumer Staples Distribution & Retail — 22.5%
Albertsons Cos., Inc. , Class A ........... 2,474 49,604
BJ's Wholesale Club Holdings, Inc.
(a)
....... 1,053 104,300
Casey's General Stores, Inc. ............ 337 142,136
Costco Wholesale Corp. ............... 2,984 2,923,962
Dollar General Corp. ................. 2,234 158,748
Dollar Tree, Inc.
(a)
.................... 2,162 158,583
Kroger Co. (The) .................... 4,394 270,846
Performance Food Group Co.
(a)
.......... 736 66,468
Sprouts Farmers Market, Inc.
(a)
........... 860 136,172
Sysco Corp. ....................... 1,491 108,724
Target Corp. ....................... 3,994 550,812
US Foods Holding Corp.
(a)
.............. 1,262 89,514
Walgreens Boots Alliance, Inc. ........... 2,014 20,704
Walmart, Inc. ....................... 28,846 2,831,523
7,612,096
Distributors — 0.3%
Genuine Parts Co. ................... 478 55,567
Pool Corp. ........................ 135 46,474
102,041
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.
(a)
..... 242 29,669
Duolingo, Inc. , Class A
(a)
............... 112 40,767
H&R Block, Inc. ..................... 691 38,219
Service Corp. International ............. 766 59,840
168,495
Security
Shares
Shares Value
Entertainment — 2.2%
Cinemark Holdings, Inc.
(a)
.............. 598 $ 17,121
Electronic Arts, Inc. .................. 118 14,503
Live Nation Entertainment, Inc.
(a) (b)
........ 592 85,651
Madison Square Garden Sports Corp.
(a)
..... 98 21,547
Netflix, Inc.
(a)
....................... 266 259,818
Take-Two Interactive Software, Inc.
(a)
....... 226 41,925
TKO Group Holdings, Inc. , Class A
(a)
....... 261 40,510
Walt Disney Co. (The) ................ 2,464 278,580
759,655
Financial Services — 2.0%
Affirm Holdings, Inc. , Class A
(a)
........... 409 24,978
Block, Inc. , Class A
(a)
................. 1,703 154,666
Corpay, Inc.
(a)
...................... 75 28,537
PayPal Holdings, Inc.
(a)
................ 1,514 134,110
Shift4 Payments, Inc. , Class A
(a)
.......... 203 24,330
Toast, Inc. , Class A
(a)
................. 1,606 65,717
Visa, Inc. , Class A ................... 752 257,034
689,372
Food Products — 0.7%
Conagra Brands, Inc. ................. 724 18,744
Flowers Foods, Inc. .................. 987 19,296
Freshpet, Inc.
(a)
..................... 313 50,064
J M Smucker Co. (The) ................ 220 23,516
Lamb Weston Holdings, Inc. ............ 218 13,067
Lancaster Colony Corp. ............... 100 16,874
McCormick & Co., Inc. (Non-Voting) , NVS ... 479 36,993
Tyson Foods, Inc. , Class A ............. 889 50,220
228,774
Ground Transportation — 1.0%
Lyft, Inc. , Class A
(a)
................... 1,342 18,171
Uber Technologies, Inc.
(a)
.............. 4,599 307,443
U-Haul Holding Co. , NVS .............. 351 22,724
348,338
Health Care Providers & Services — 0.2%
Chemed Corp. ...................... 57 32,034
Henry Schein, Inc.
(a)
.................. 380 30,400
62,434
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. ............. 2,757 46,070
Ryman Hospitality Properties, Inc. ........ 254 26,629
72,699
Hotels, Restaurants & Leisure — 16.8%
Airbnb, Inc. , Class A
(a)
................. 1,155 151,501
Aramark .......................... 1,264 49,182
Boyd Gaming Corp. .................. 484 37,099
Brinker International, Inc.
(a)
............. 344 62,598
Caesars Entertainment, Inc.
(a)
........... 1,132 40,809
Carnival Corp.
(a)
..................... 2,400 66,408
Cava Group, Inc.
(a)
................... 734 99,127
Chipotle Mexican Grill, Inc.
(a)
............ 15,324 894,155
Choice Hotels International, Inc.
(b)
......... 220 32,413
Churchill Downs, Inc. ................. 466 57,588
Darden Restaurants, Inc. .............. 1,423 277,826
Domino's Pizza, Inc. .................. 348 156,294
DoorDash, Inc. , Class A
(a)
.............. 1,294 244,346
DraftKings, Inc. , Class A
(a) (b)
............. 3,105 130,255
Expedia Group, Inc.
(a)
................. 432 73,850
Hilton Worldwide Holdings, Inc. .......... 1,688 432,246
Hyatt Hotels Corp. , Class A ............. 256 40,507
Light & Wonder, Inc. , Class A
(a)
........... 256 22,505
Marriott International, Inc. , Class A ........ 1,474 428,330

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Consumer Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
McDonald's Corp. ................... 2,088 $ 602,806
MGM Resorts International
(a)
............ 1,183 40,790
Norwegian Cruise Line Holdings Ltd.
(a)
...... 1,707 48,393
Papa John's International, Inc. ........... 362 14,324
Planet Fitness, Inc. , Class A
(a)
........... 963 104,158
Red Rock Resorts, Inc. , Class A .......... 412 20,209
Royal Caribbean Cruises Ltd. ........... 685 182,621
Shake Shack, Inc. , Class A
(a)
............ 302 35,675
Six Flags Entertainment Corp. ........... 469 20,678
Starbucks Corp. ..................... 6,037 650,064
Texas Roadhouse, Inc. ................ 732 132,565
Travel + Leisure Co. .................. 374 20,331
Vail Resorts, Inc. .................... 273 46,443
Wendy's Co. (The) ................... 1,452 21,533
Wingstop, Inc. ...................... 384 114,394
Wyndham Hotels & Resorts, Inc. ......... 577 60,596
Yum! Brands, Inc. ................... 1,939 253,039
5,665,658
Household Durables — 0.3%
Tempur Sealy International, Inc. .......... 808 51,017
Toll Brothers, Inc. .................... 333 45,225
TopBuild Corp.
(a)
.................... 59 20,218
116,460
Household Products — 0.4%
Clorox Co. (The) .................... 129 20,470
Colgate-Palmolive Co. ................ 468 40,576
Procter & Gamble Co. (The) ............ 460 76,355
137,401
Interactive Media & Services — 2.1%
Meta Platforms, Inc. , Class A ............ 937 645,762
Pinterest, Inc. , Class A
(a)
............... 1,644 54,186
Snap, Inc. , Class A, NVS
(a)
............. 2,295 25,910
725,858
IT Services — 0.2%
(a)
Gartner, Inc. ....................... 37 20,085
GoDaddy, Inc. , Class A ................ 249 52,950
73,035
Leisure Products — 0.0%
Hasbro, Inc. ....................... 271 15,675
Media — 0.2%
Interpublic Group of Cos., Inc. (The) ....... 907 26,004
New York Times Co. (The) , Class A ........ 306 16,616
Omnicom Group, Inc. ................. 375 32,546
75,166
Passenger Airlines — 0.4%
Alaska Air Group, Inc.
(a)
................ 481 35,233
American Airlines Group, Inc.
(a)
........... 1,426 24,128
Southwest Airlines Co. ................ 1,126 34,579
United Airlines Holdings, Inc.
(a)
........... 296 31,329
125,269
Personal Care Products — 0.1%
elf Beauty, Inc.
(a) (b)
................... 345 34,469
Professional Services — 0.1%
Robert Half, Inc. .................... 272 17,623
Real Estate Management & Development — 0.1%
Zillow Group, Inc. , Class C, NVS
(a)
........ 429 35,272
Security
Shares
Shares Value
Software — 0.2%
Gen Digital, Inc. ..................... 684 $ 18,406
Intuit, Inc. ......................... 92 55,339
73,745
Specialized REITs — 0.1%
Lamar Advertising Co. , Class A .......... 133 16,814
Specialty Retail — 32.8%
Abercrombie & Fitch Co. , Class A
(a)
........ 298 35,575
Academy Sports & Outdoors, Inc. ......... 756 39,546
Advance Auto Parts, Inc. ............... 532 25,802
American Eagle Outfitters, Inc. ........... 1,593 25,711
Asbury Automotive Group, Inc.
(a)
.......... 121 35,898
AutoNation, Inc.
(a)
.................... 187 35,259
AutoZone, Inc.
(a)
.................... 111 371,873
Bath & Body Works, Inc. ............... 2,004 75,371
Best Buy Co., Inc. ................... 1,264 108,527
Boot Barn Holdings, Inc.
(a)
.............. 289 46,486
Burlington Stores, Inc.
(a)
............... 844 239,637
CarMax, Inc.
(a)
...................... 1,295 110,904
Carvana Co. , Class A
(a)
................ 607 150,220
Dick's Sporting Goods, Inc. ............. 724 173,796
Five Below, Inc.
(a)
.................... 587 55,049
Floor & Decor Holdings, Inc. , Class A
(a)
..... 1,155 115,616
Foot Locker, Inc.
(a)
................... 839 16,822
GameStop Corp. , Class A
(a)
............. 1,811 48,716
Gap, Inc. (The) ..................... 2,103 50,619
Home Depot, Inc. (The) ............... 9,744 4,014,332
Lithia Motors, Inc. , Class A ............. 164 61,680
Lowe's Cos., Inc. .................... 5,127 1,333,225
Murphy USA, Inc. ................... 99 49,788
O'Reilly Automotive, Inc.
(a)
.............. 555 718,403
RH
(a)
............................ 165 69,153
Ross Stores, Inc. .................... 4,155 625,577
Signet Jewelers Ltd. .................. 346 20,494
TJX Cos., Inc. (The) .................. 12,322 1,537,662
Tractor Supply Co. ................... 5,165 280,769
Ulta Beauty, Inc.
(a)
................... 592 243,993
Urban Outfitters, Inc.
(a)
................ 670 37,131
Valvoline, Inc.
(a)
..................... 813 30,171
Wayfair, Inc. , Class A
(a) (b)
............... 826 39,954
Williams-Sonoma, Inc. ................ 1,268 268,017
11,091,776
Textiles, Apparel & Luxury Goods — 2.8%
Capri Holdings Ltd.
(a)
................. 898 22,253
Carter's, Inc. ....................... 314 16,931
Crocs, Inc.
(a)
....................... 403 41,134
Deckers Outdoor Corp.
(a)
............... 924 163,881
Kontoor Brands, Inc. .................. 404 37,107
NIKE, Inc. , Class B .................. 4,696 361,122
Ralph Lauren Corp. , Class A ............ 177 44,197
Skechers USA, Inc. , Class A
(a)
........... 755 56,882
Steven Madden Ltd. .................. 667 27,380
Tapestry, Inc. ....................... 1,491 108,754
VF Corp. ......................... 2,157 56,017
935,658
Trading Companies & Distributors — 0.8%
Fastenal Co. ....................... 1,221 89,426
Ferguson Enterprises, Inc. .............. 722 130,769
SiteOne Landscape Supply, Inc.
(a)
......... 163 23,195

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 24 $ 25,504
268,894
Total Long-Term Investments — 99 .4%
(Cost: $ 31,210,812 ) ............................... 33,608,243
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(e)
.................. 313,016 $ 313,172
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 179,000 179,000
Total Short-Term Securities — 1 .5%
(Cost: $ 492,124 ) ................................. 492,172
Total Investments — 100 .9%
(Cost: $ 31,702,936 ) ............................... 34,100,415
Liabilities in Excess of Other Assets — (0.9) % ............. (304,970)
Net Assets — 100.0% ...............................
$ 33,795,445
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 722,894 $ — $ (409,863)
(a)
$ 142 $ (1) $ 313,172 313,016 $ 554
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 59,489 119,511
(a)
— — — 179,000 179,000 2,778 —
$ 142 $ (1) $ 492,172 $ 3,332 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 33,608,243 $ — $ — $ 33,608,243
Short-Term Securities
Money Market Funds ...................................... 492,172 — — 492,172
$ 34,100,415 $ — $ — $ 34,100,415

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
U.S. Tech Independence Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
Lockheed Martin Corp. ................ 3,520 $ 1,629,584
Automobiles — 0.0%
Rivian Automotive, Inc. , Class A
(a) (b)
........ 2,712 34,063
Biotechnology — 0.0%
GRAIL, Inc.
(b)
...................... 261 7,903
Broadline Retail — 9.0%
(b)
Amazon.com, Inc. ................... 171,616 40,789,691
Coupang, Inc. , Class A ................ 11,053 259,856
41,049,547
Capital Markets — 2.6%
CBOE Global Markets, Inc. ............. 78 15,938
Coinbase Global, Inc. , Class A
(b)
.......... 1,945 566,637
FactSet Research Systems, Inc. .......... 2,858 1,355,864
Intercontinental Exchange, Inc. .......... 48,033 7,677,114
LPL Financial Holdings, Inc. ............. 8 2,935
Moody's Corp. ...................... 3,369 1,682,613
Morningstar, Inc. .................... 701 230,377
MSCI, Inc. ........................ 8 4,774
Nasdaq, Inc. ....................... 5,174 426,027
11,962,279
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. ..................... 18,089 665,675
Communications Equipment — 3.8%
Arista Networks, Inc.
(b)
................ 28,375 3,269,651
Cisco Systems, Inc. .................. 149,353 9,050,792
Juniper Networks, Inc. ................ 68 2,371
Motorola Solutions, Inc. ............... 11,232 5,270,616
17,593,430
Electrical Equipment — 0.1%
Rockwell Automation, Inc. .............. 11 3,063
Vertiv Holdings Co. , Class A ............ 4,111 481,069
484,132
Electronic Equipment, Instruments & Components — 1.9%
CDW Corp. ........................ 36,051 7,179,196
Corning, Inc. ....................... 3,467 180,561
Insight Enterprises, Inc.
(b)
.............. 26 4,492
Keysight Technologies, Inc.
(b)
............ 5,507 982,173
Teledyne Technologies, Inc.
(b)
............ 559 285,834
8,632,256
Energy Equipment & Services — 0.1%
Schlumberger NV ................... 10,098 406,747
Entertainment — 0.0%
ROBLOX Corp. , Class A
(b)
.............. 2,536 180,234
Financial Services — 2.6%
Block, Inc. , Class A
(b)
................. 11,218 1,018,819
Corpay, Inc.
(b)
...................... 7,163 2,725,450
Global Payments, Inc. ................ 35,690 4,027,616
Mastercard, Inc. , Class A ............... 7,628 4,236,820
12,008,705
Ground Transportation — 0.3%
Uber Technologies, Inc.
(b)
.............. 24,304 1,624,722
Health Care Equipment & Supplies — 0.0%
Align Technology, Inc.
(b)
................ 11 2,410
Security
Shares
Shares Value
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a) (b)
......... 2,262 $ 527,634
Hotels, Restaurants & Leisure — 0.2%
(b)
Airbnb, Inc. , Class A .................. 2,740 359,406
DoorDash, Inc. , Class A ............... 3,943 744,557
1,103,963
Household Products — 0.0%
Colgate-Palmolive Co. ................ 2,035 176,435
Insurance — 0.2%
Marsh & McLennan Cos., Inc. ........... 3,868 838,892
Interactive Media & Services — 6.6%
Alphabet, Inc. , Class A ................ 54,608 11,141,124
Alphabet, Inc. , Class C, NVS ............ 37,885 7,789,156
Meta Platforms, Inc. , Class A ............ 14,555 10,031,015
Pinterest, Inc. , Class A
(b)
............... 20,587 678,547
Snap, Inc. , Class A, NVS
(b)
............. 29,997 338,666
ZoomInfo Technologies, Inc.
(b)
........... 8,506 87,527
30,066,035
IT Services — 7.9%
Accenture plc , Class A ................ 39,095 15,049,620
Akamai Technologies, Inc.
(b)
............. 7,458 745,054
DigitalOcean Holdings, Inc.
(b)
............ 51 2,116
DXC Technology Co.
(b)
................ 9,597 208,447
Gartner, Inc.
(b)
...................... 5,425 2,944,853
GoDaddy, Inc. , Class A
(b)
............... 365 77,617
International Business Machines Corp. ..... 25,886 6,619,050
Snowflake, Inc. , Class A
(b)
.............. 2,089 379,174
VeriSign, Inc.
(b)
..................... 45,888 9,865,920
35,891,851
Life Sciences Tools & Services — 0.2%
(b)
Illumina, Inc. ....................... 1,691 224,463
IQVIA Holdings, Inc. .................. 2,953 594,616
819,079
Machinery — 0.6%
Fortive Corp. ....................... 239 19,438
Parker-Hannifin Corp. ................. 3,818 2,699,517
Xylem, Inc. ........................ 8 992
2,719,947
Media — 0.6%
Interpublic Group of Cos., Inc. (The) ....... 145 4,157
Trade Desk, Inc. (The) , Class A
(b)
......... 23,213 2,754,919
2,759,076
Professional Services — 2.1%
Automatic Data Processing, Inc. .......... 9 2,727
Booz Allen Hamilton Holding Corp. ........ 5,531 713,499
CACI International, Inc. , Class A
(b)
........ 1,457 562,781
Genpact Ltd. ....................... 20,611 1,003,550
Maximus, Inc. ...................... 2,791 210,134
Science Applications International Corp. .... 17 1,841
SS&C Technologies Holdings, Inc. ........ 44,997 3,642,507
TransUnion ........................ 5,310 527,017
Verisk Analytics, Inc. .................. 9,463 2,720,045
9,384,101
Real Estate Management & Development — 0.0%
CoStar Group, Inc.
(b)
.................. 207 15,856
Semiconductors & Semiconductor Equipment — 23.4%
Advanced Micro Devices, Inc.
(b)
.......... 13,753 1,594,660
Applied Materials, Inc. ................ 230 41,481
Broadcom, Inc. ..................... 264,042 58,424,573

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Tech Independence Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.
(b)
................ 1,484 $ 92,424
KLA Corp. ......................... 2,489 1,837,479
Lam Research Corp. ................. 3,383 274,192
Marvell Technology, Inc. ............... 1,731 195,361
Micron Technology, Inc. ................ 166 15,146
Monolithic Power Systems, Inc. .......... 2,628 1,675,008
NVIDIA Corp. ...................... 280,221 33,646,136
Qorvo, Inc.
(b)
....................... 39 3,236
QUALCOMM, Inc. ................... 38,467 6,652,098
Silicon Laboratories, Inc.
(b)
.............. 24 3,254
Skyworks Solutions, Inc. ............... 3,895 345,720
Teradyne, Inc. ...................... 4,493 520,245
Texas Instruments, Inc. ................ 6,816 1,258,302
106,579,315
Software — 32.2%
Adobe, Inc.
(b)
....................... 10,529 4,605,911
ANSYS, Inc.
(b)
...................... 5,439 1,906,370
Appian Corp. , Class A
(b)
............... 44 1,544
Atlassian Corp. , Class A
(b)
.............. 14,393 4,415,485
Autodesk, Inc.
(b)
..................... 14,879 4,632,428
Bentley Systems, Inc. , Class B ........... 144 6,703
BILL Holdings, Inc.
(b)
.................. 21 2,032
Cadence Design Systems, Inc.
(b)
......... 28,504 8,483,360
Confluent, Inc. , Class A
(b)
.............. 129 3,829
Crowdstrike Holdings, Inc. , Class A
(b)
....... 444 176,743
Datadog, Inc. , Class A
(b)
............... 5,846 834,283
Fortinet, Inc.
(b)
...................... 61,930 6,247,498
HubSpot, Inc.
(b)
..................... 945 736,656
Intuit, Inc. ......................... 4 2,406
Manhattan Associates, Inc.
(a) (b)
........... 14,603 3,046,040
Microsoft Corp. ..................... 77,675 32,239,786
MicroStrategy, Inc. , Class A
(a) (b)
........... 6,237 2,088,085
Oracle Corp. ....................... 72,045 12,251,973
Palantir Technologies, Inc. , Class A
(b)
...... 249,168 20,553,868
Palo Alto Networks, Inc.
(b)
.............. 19,443 3,585,678
Qualys, Inc.
(b)
...................... 3,023 421,436
Salesforce, Inc. ..................... 53,978 18,444,283
ServiceNow, Inc.
(b)
................... 9,485 9,659,334
Synopsys, Inc.
(a) (b)
................... 15,834 8,320,450
Tyler Technologies, Inc.
(b)
.............. 965 580,583
Workday, Inc. , Class A
(a) (b)
.............. 2,120 555,567
Zoom Communications, Inc. , Class A
(b)
..... 33,917 2,948,744
146,751,075
Specialized REITs — 0.9%
Equinix, Inc. ....................... 3,866 3,532,210
Iron Mountain, Inc. ................... 3,730 378,856
3,911,066
Specialty Retail — 0.1%
Best Buy Co., Inc. ................... 3,257 279,646
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. ........................ 62,196 14,678,256
Dell Technologies, Inc. , Class C .......... 2,074 214,866
NetApp, Inc. ....................... 18,398 2,246,396
17,139,518
Total Long-Term Investments — 99 .8%
(Cost: $ 368,321,443 ) .............................. 455,245,176
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(e)
.................. 2,793,761 $ 2,795,158
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 944,995 944,995
Total Short-Term Securities — 0 .8%
(Cost: $ 3,740,125 ) ............................... 3,740,153
Total Investments — 100 .6%
(Cost: $ 372,061,568 ) .............................. 458,985,329
Liabilities in Excess of Other Assets — (0.6) % ............. (2,765,823)
Net Assets — 100.0% ...............................
$ 456,219,506
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Tech Independence Focused ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,239,349 $ 556,091
(a)
$ — $ (141) $ (141) $ 2,795,158 2,793,761 $ 2,375
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,312,980 — (367,985)
(a)
— — 944,995 944,995 29,635 —
$ (141) $ (141) $ 3,740,153 $ 32,010 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 455,245,176 $ — $ — $ 455,245,176
Short-Term Securities
Money Market Funds ...................................... 3,740,153 — — 3,740,153
$ 458,985,329 $ — $ — $ 458,985,329

Statements of Assets and Liabilities
(unaudited)

January 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 33,608,243 $ 455,245,176
Investments, at value — affiliated
(c)
........................................................................... 492,172 3,740,153
Receivables: – –
Securities lending income — affiliated ....................................................................... 55 712
Dividends — unaffiliated ................................................................................ 11,397 88,210
Dividends — affiliated .................................................................................. 643 4,416
Total a ssets ..........................................................................................
34,112,510 459,078,667
LIABILITIES
Collateral on securities loaned .............................................................................. 312,073 2,794,189
Payables: – –
Investment advisory fees ................................................................................ 4,992 64,972
Total li abilities .........................................................................................
317,065 2,859,161
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 33,795,445 $ 456,219,506
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 32,826,373 $ 352,835,706
Accumulated earnings ................................................................................... 969,072 103,383,800
NET ASSETS .........................................................................................
$ 33,795,445 $ 456,219,506
NET ASSET VALUE
Shares outstanding .....................................................................................
600,000 5,250,000
Net asset value ........................................................................................
$ 56.33 $ 86.90
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 31,210,812 $ 368,321,443
(b)
  Securities loaned, at value ........................................................................ $ 299,652 $ 2,711,921
(c)
  Investments, at cost — affiliated ..................................................................... $ 492,124 $ 3,740,125

Statements of Operations
(unaudited)
Six Months Ended January 31, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 144,318 $ 1,212,978
Dividends — affiliated .................................................................................. 2,778 29,635
Interest — unaffiliated .................................................................................. — 10
Securities lending income — affiliated — net .................................................................. 554 2,375
Foreign taxes withheld ................................................................................. (11) —
Total investment income ..................................................................................
147,639 1,244,998
EXPENSES
Investment advisory ................................................................................... 24,270 306,682
Interest expense ..................................................................................... — 131
Total expenses ........................................................................................
24,270 306,813
Net investment income ...................................................................................
123,369 938,185
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,567,739 $ 48,515,844
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ (288,921) (3,653,001)
Investments — affiliated .............................................................................. 142 (141)
In-kind redemptions — unaffiliated
(a)
...................................................................... 355,606 23,601,185
66,827 19,948,043
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 3,500,913 28,567,943
Investments — affiliated .............................................................................. (1) (141)
3,500,912 28,567,802
Net realized and unrealized gain ............................................................................
3,567,739 48,515,845
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 3,691,108 $ 49,454,030
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
iShares U.S. Consumer Focused ETF iShares U.S. Tech Independence Focused ETF
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 123,369 $ 213,520 $ 938,185 $ 1,468,691
Net realized gain ................................................ 66,827 2,658,983 19,948,043 32,838,759
Net change in unrealized appreciation (depreciation) ........................ 3,500,912 (2,205,698) 28,567,802 21,373,906
Net increase in net assets resulting from operations ...........................
3,691,108 666,805 49,454,030 55,681,356
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(127,896)
(b)
(205,083) (1,123,537)
(b)
(1,394,072)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
8,234,647 6,936,199 131,642,838 65,502,583
NET ASSETS
Total increase in net assets ........................................... 11,797,859 7,397,921 179,973,331 119,789,867
Beginning of period ................................................
21,997,586 14,599,665 276,246,175 156,456,308
End of period ....................................................
$ 33,795,445 $ 21,997,586 $ 456,219,506 $ 276,246,175
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares U.S. Consumer Focused ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .................
$ 48.88  $ 41.71  $ 39.19  $ 45.26  $ 34.23  $ 29.47
Net investment income
(a)
.........................
0 .24  0 .48  0 .44  0 .38  0 .35  0 .35
Net realized and unrealized gain (loss)
(b)
...............
7.46  7.21  3.30  (6.07) 11.01  4.90
Net increase (decrease) from investment operations ........ 7.70  7.69  3.74  (5.69) 11.36  5.25
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .25 )
(d)
( 0 .52 ) ( 0 .44 ) ( 0 .38 ) ( 0 .33 ) ( 0 .33 )
From net realized gain ...........................
—  —  ( 0 .78 ) —  —  ( 0 .16 )
Total distributions ............................... (0.25) (0.52) (1.22) (0.38) (0.33) (0.49)
Net asset value, end of period ...................... $ 56.33  $ 48.88  $ 41.71  $ 39.19  $ 45.26  $ 34.23
Total Return
(e)
Based on net asset value .......................... 15.76%
(f)
18.57% 9.94% (12.65)% 33.32% 18.11%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
0.91%
(h)
1.05% 1.14% 0.88% 0.86% 1.16%
Supplemental Data
Net assets, end of period (000) ...................... $ 33,795  $ 21,998  $ 14,600  $ 15,677  $ 22,632  $ 11,981
Portfolio turnover rate
(i)
............................ 7% 15% 18% 7% 4% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Tech Independence Focused ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .................
$ 74.66  $ 56.89  $ 47.34  $ 56.82  $ 40.70  $ 29.95
Net investment income
(a)
.........................
0 .22  0 .47  0 .45  0 .23  0 .21  0 .24
Net realized and unrealized gain (loss)
(b)
...............
12.29  17.76  9.55  (9.25) 16.12  10.80
Net increase (decrease) from investment operations ........ 12.51  18.23  10.00  (9.02) 16.33  11.04
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .27 )
(d)
( 0 .46 ) ( 0 .38 ) ( 0 .25 ) ( 0 .21 ) ( 0 .24 )
From net realized gain ...........................
—  —  ( 0 .07 ) ( 0 .21 ) —  ( 0 .05 )
Total distributions ............................... (0.27) (0.46) (0.45) (0.46) (0.21) (0.29)
Net asset value, end of period ...................... $ 86.90  $ 74.66  $ 56.89  $ 47.34  $ 56.82  $ 40.70
Total Return
(e)
Based on net asset value .......................... 16.78%
(f)
32.22% 21.41% (16.02)% 40.24% 37.15%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ............................
0.55%
(h)
0.73% 0.98% 0.43% 0.44% 0.72%
Supplemental Data
Net assets, end of period (000) ...................... $ 456,220  $ 276,246  $ 156,456  $ 115,989  $ 130,696  $ 79,355
Portfolio turnover rate
(i)
............................ 17% 31% 44% 7% 6% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
iShares Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  January 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
iShares ETF
Diversification
Classification
U.S. Consumer Focused ................................................................................................ Non-diversified
U.S. Tech Independence Focused ......................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Consumer Focused
HSBC Bank plc ....................................... $ 822 $ (822) $ – $ –
J.P. Morgan Securities LLC ............................... 72,340 (72,340) – –
Morgan Stanley ....................................... 61,944 (61,944) – –
Virtu Americas LLC ..................................... 38,696 (38,696) – –
Wells Fargo Bank NA ................................... 125,850 (125,850) – –
$ 299,652 $ (299,652) $ – $ –
U.S. Tech Independence Focused
Barclays Capital, Inc. ................................... $ 513,172 $ (513,172) $ – $ –
BofA Securities, Inc. .................................... 2,236 (2,236) – –
HSBC Bank plc ....................................... 1,141,868 (1,141,868) – –
J.P. Morgan Securities LLC ............................... 1,002,272 (1,002,272) – –
Morgan Stanley ....................................... 6,142 (6,142) – –
UBS AG ............................................ 20,025 (20,025) – –
Wells Fargo Bank NA ................................... 26,206 (26,206) – –
$ 2,711,921 $ (2,711,921) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are trustees and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
U.S. Consumer Focused .................................................................................................... $ 186
U.S. Tech Independence Focused ............................................................................................. 947
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Tech Independence Focused .......................................................... $ 12,230,486 $ 19,489,598 $ (930,340)
iShares ETF Purchases Sales
U.S. Consumer Focused ................................................................................. $ 1,902,807 $ 1,973,131
U.S. Tech Independence Focused .......................................................................... 58,374,836 59,823,732
iShares ETF
In-kind
Purchases
In-kind
Sales
U.S. Consumer Focused ................................................................................. $ 10,833,131 $ 2,651,470
U.S. Tech Independence Focused .......................................................................... 188,750,468 55,472,550

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

As of July 31, 2024, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
U.S. Consumer Focused ................................................................................................ $ (1,508,334)
U.S. Tech Independence Focused ......................................................................................... (3,612,299)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Consumer Focused ............................................ $ 31,702,936 $ 3,775,573 $ (1,378,094) $ 2,397,479
U.S. Tech Independence Focused ...................................... 372,063,623 88,754,049 (1,832,343) 86,921,706

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/25
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount
U.S. Consumer Focused
Shares sold 200,000 $ 10,904,257 900,000 $ 44,920,044
Shares redeemed
(50,000) (2,669,610) (800,000) (37,983,845)
150,000 $ 8,234,647 100,000 $ 6,936,199
U.S. Tech Independence Focused
Shares sold 2,250,000 $ 189,525,221 1,550,000 $ 108,273,539
Shares redeemed
(700,000) (57,882,383) (600,000) (42,770,956)
1,550,000 $ 131,642,838 950,000 $ 65,502,583

Additional Information
2025
iShares Semi-Annual Financial Statements and Additional Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee] for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares U.S. ETF Trust

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares U.S. ETF Trust

Date: March 24, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares U.S. ETF Trust

Date: March 24, 2025